SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2 UNDER THE

INVESTMENT COMPANY ACT OF 1940

Securities Act File No. 333-115071

Investment Company Act File No. 811-21432

REAVES UTILITY INCOME FUND

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Name of Registrant

1290 BROADWAY, SUITE 1100, DENVER, CO 80203

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Address of Principal Executive Office

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the "Act"), and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption.

(1)   Title of Class of Securities to be Redeemed:

AUCTION MARKET PREFERRED SHARES ("AMPS") SERIES M-7, SERIES F-7, AND SERIES W-28

(2)   Dates on which the Securities are to be Redeemed:

THE AMPS WILL BE REDEEMED ON THE DIVIDEND PAYMENT DATE FOR EACH SERIES AS FOLLOWS:

SERIES M-7 ON DECEMBER 13, 2010;

SERIES F-7 ON DECEMBER 10, 2010; and

SERIES W-28 ON DECEMBER 8, 2010

(3)   Applicable Provisions of the Governing Instrument Pursuant to which the Securities are to be Redeemed:

STATEMENT OF PREFERENCES OF THE AUCTION MARKET PREFERRED SHARES

(4)   Number of Shares and the Basis upon which the Securities to be Redeemed are to be Selected:

SERIES M-7:  3,200 SHARES SELECTED PRO RATA AMONG THE HOLDERS OF THE SERIES M-7 SHARES IN PROPORTION TO THE NUMBER OF SERIES M-7 SHARES THEY HOLD.

SERIES F-7:  3,200 SHARES SELECTED PRO RATA AMONG THE HOLDERS OF THE SERIES F-7 SHARES IN PROPORTION TO THE NUMBER OF SERIES F-7 SHARES THEY HOLD.

SERIES W-28: 3,200 SHARES SELECTED PRO RATA AMONG THE HOLDERS OF THE SERIES W-28 SHARES IN PROPORTION TO THE NUMBER OF SERIES W-28 SHARES THEY HOLD.

Please note that this notice serves only to disclose a proposed redemption of each of the AMPS Series. Such redemption remains subject to the completion of financing.

SIGNATURE

Pursuant to Rule 23c-2 under the Act, the registrant has caused this notification to be duly executed on its behalf in the City of Denver, Colorado on the 18th day of November, 2010.

REAVES UTILITY INCOME FUND

By: /s/ J. Tison Cory

Name:  J. Tison Cory

Title: Secretary